Note 4 - Fair Value Measurements (Details Textual) - EBP 88-0320154 001 [Member] - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Cash [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Mutual Fund [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Unitized CVTI Fund [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
EBP, Share Price (in dollars per share)	$ 20.51	$ 25.22